Document and Entity Information	Mar. 01, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	Integrated Rail and Resources Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41048
Entity Tax Identification Number	86-2581754
Entity Address, Address Line One	6100 Southwest Boulevard, Suite 320
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76109
City Area Code	817
Local Phone Number	737-5885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001854795
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, andone-halfof one redeemable warrant
Trading Symbol	IRRXU
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock, par value $0.0001 per share, included as part of the units
Trading Symbol	IRRX
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one-third of one whole Class A ordinary share at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A common stock for $11.50 per share, included as part of the Units
Trading Symbol	IRRXW
Security Exchange Name	NYSE